(registered trademark)
CAPITAL
RESERVES
PORTFOLIOS


ANNUAL REPORT
JULY 31, 1996
CAPR-ANN-0996
17515
CHECK PAGE NUMBERS !!!

CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 CAPITAL RESERVES PORTFOLIOS:

  MONEY MARKET PORTFOLIO                          3

  U.S. GOVERNMENT PORTFOLIO                       11

  MUNICIPAL MONEY MARKET PORTFOLIO                16

NOTES TO THE FINANCIAL STATEMENTS                 26

REPORTS OF INDEPENDENT ACCOUNTANTS                29

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
FUND GOALS:
MONEY MARKET PORTFOLIO AND U.S. GOVERNMENT PORTFOLIO EACH SEEK TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. MONEY MARKET PORTFOLIO INVESTS IN HIGH-QUALITY U.S. DOLLAR DENOMINATED SECURITIES OF DOMESTIC AND FOREIGN ISSUERS. U.S. GOVERNMENT PORTFOLIO INVESTS ONLY IN OBLIGATIONS ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT.
MUNICIPAL MONEY MARKET PORTFOLIO SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES, AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MUNICIPAL SECURITIES.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT
THE FUNDS WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR NATIONAL FINANCIAL SERVICES CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
CAPITAL RESERVES: MONEY MARKET PORTFOLIO

INVESTMENTS JULY 31, 1996
Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 2.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank, NA
8/12/96 5.46% $ 3,861,716 $ 3,855,332
10/22/96 5.50  1,130,234  1,116,461
10/30/96 5.52  6,250,000  6,166,016
11/15/96 5.48  9,821,429  9,667,003
U.S. Bank of Washington
9/16/96 5.44  9,000,000  8,938,130
TOTAL BANKERS' ACCEPTANCES   29,742,942
CERTIFICATES OF DEPOSIT - 27.9%
DOMESTIC CERTIFICATES OF DEPOSIT - 1.6%
Chase Manhattan Bank, NA
1/8/97 5.85  10,000,000  10,000,000
U.S. National Bank of Oregon
8/19/96 5.34  10,000,000  10,000,038
   20,000,038
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.5%
ABN-AMRO Bank
12/2/96 5.51  6,000,000  6,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 14.2%
Bank of Tokyo-Mitsubishi Ltd.
10/15/96 5.67  18,000,000  18,000,000
Banque Nationale de Paris
8/5/96 5.42  10,000,000  10,000,000
10/9/96 5.60  15,000,000  15,000,567
Bayerische Hypotheken-und Weschel
10/17/96 5.55  10,000,000  10,000,316
Bayerische Landesbank Girozentrale
4/22/97 5.85   8,000,000  8,000,000
Canadian Imperial Bank of Commerce
12/5/96 5.63  3,000,000  3,000,000
Deutsche Bank, Germany
8/1/96 5.19  10,000,000  10,000,000
12/23/96 5.52  10,000,000  10,000,000
Dresdner Bank, A.G., Germany
12/16/96 5.62  13,000,000  13,000,000
Landesbank Hessen - Thuringen
9/9/96 5.40  5,000,000  5,000,000
National Westminster Bank PLC
9/9/96 5.40  20,000,000  20,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Sanwa Bank, Ltd.
9/3/96 5.49% $ 5,000,000 $ 5,000,000
10/31/96 5.68  3,000,000  3,000,000
11/4/96 5.69  7,000,000  7,000,000
Westdeutsche Landesbank
8/12/96 5.40  25,000,000  25,000,000
8/22/96 5.32  12,000,000  12,000,000
8/26/96 5.08  6,000,000  6,000,000
   180,000,883
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 11.6%
ABN-AMRO Bank
9/30/96 5.45  5,000,000  4,999,428
11/6/96 5.52  5,000,000  4,998,880
Abbey National, Treasury Services
8/30/96 5.42  4,000,000  3,999,759
12/3/96 5.52  8,000,000  8,000,000
Banque Nationale de Paris
8/8/96 5.00  4,000,000  4,000,026
11/8/96 5.54  20,000,000  19,996,579
Bayerische Hypotheken-und Weschel
9/13/96 5.42  10,000,000  9,999,329
9/17/96 5.40  4,000,000  3,999,920
9/23/96 5.41  10,000,000  9,999,679
11/27/96 5.50  4,000,000  3,999,745
Bayerische Landesbank Girozentrale
10/31/96 5.57  5,000,000  4,999,240
Bayerische Vereinsbank A.G.
9/10/96 5.40  4,000,000  4,000,044
9/30/96 5.40  15,000,000  14,999,567
12/3/96 5.51  10,000,000  10,000,335
Deutsche Bank, Germany
9/4/96 5.38  10,000,000  10,000,000
9/9/96 5.41  10,000,000  10,000,000
National Westminster Bank PLC
10/21/96 5.53  10,000,000  10,000,222
Rabobank Nederland, N.V.
12/3/96 5.50  3,000,000  3,000,101
Societe Generale, France
12/18/96 5.63  5,000,000  5,000,734
   145,993,588
TOTAL CERTIFICATES OF DEPOSIT   351,994,509
COMMERCIAL PAPER - 54.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
A.H. Robins Company, Inc.
8/14/96 5.48% $ 2,000,000 $ 1,996,078
American Express Credit Corp.
8/2/96 5.17  3,000,000  2,999,578
American Home Products
8/12/96 5.44  4,300,000  4,292,918
8/13/96 5.45  2,000,000  1,996,400
Asset Securitization Coop. Corp.
8/6/96 5.42  5,000,000  4,996,271
8/19/96 5.44  2,000,000  1,994,600
Associates Corp. of North America
8/12/96 5.44  10,000,000  9,983,500
8/19/96 5.45  5,000,000  4,986,500
8/22/96 5.37  3,000,000  2,990,725
8/27/96 5.46  10,000,000  9,960,928
8/28/96 5.36  6,000,000  5,976,015
10/22/96 5.52  5,000,000  4,938,044
BBV Finance (Delaware), Inc.
8/7/96 5.40  5,000,000  4,995,563
BHF Finance (Delaware), Inc.
9/3/96 5.45  10,000,000  9,950,729
Bank of New York Company, Inc.
8/26/96 5.45  3,000,000  2,988,750
Bear Stearns Cos., Inc.
8/8/96 5.44  2,000,000  1,997,900
8/12/96 5.37  20,000,000  19,967,611
8/12/96 5.43  5,000,000  4,991,781
Beneficial Corp.
8/19/96 5.37  3,000,000  2,992,050
10/3/96 5.51  8,000,000  7,923,560
CIESCO, L.P.
8/14/96 5.36  5,000,000  4,990,340
CIT Group Holdings, Inc.
8/12/96 5.38  2,000,000  1,996,755
8/12/96 5.44  9,000,000  8,985,150
Caisse d' Amortissement de la Dette Sociale
9/25/96 5.50  20,000,000  19,834,389
9/27/96 5.50  5,000,000  4,957,092
Caisse des Depots et Consignations
8/2/96 5.44  1,000,000  999,849
Cheltenham & Gloucester Building Society
8/9/96 5.38  1,500,000  1,498,227
8/9/96 5.44  3,000,000  2,996,400
9/9/96 5.41  20,000,000  19,884,733
Chrysler Financial Corporation
8/8/96 5.48  2,000,000  1,997,881
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/20/96 5.45  10,000,000  9,971,500
9/9/96 5.52  4,500,000  4,473,334

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Commerzbank U.S. Finance, Inc.
8/14/96 5.40% $ 3,000,000 $ 2,994,215
Commonwealth Bank of Australia
10/1/96 5.60  4,000,000  3,962,519
Compagnie Bancaire
10/31/96 5.58  10,000,000  9,860,972
CoreStates Capital Corp. (a)
8/5/96 5.50   10,000,000  10,000,000
8/8/96 5.51   5,000,000  5,000,000
Corporate Asset Funding Co., Inc.
8/5/96 5.40  3,000,000  2,998,225
Deere (John) Capital Corp.
8/1/96 5.42  4,000,000  4,000,000
Dresdner U.S. Finance Inc.
8/26/96 5.13  4,000,000  3,986,111
Eiger Capital Corp.
8/14/96 5.40  5,000,000  4,990,358
8/26/96 5.37  4,000,000  3,985,139
Electricite de France
9/12/96 5.38  10,300,000  10,236,432
Electronic Data Systems
8/12/96 5.46  10,000,000  9,983,439
8/29/96 5.40  5,000,000  4,979,272
Enterprise Funding Corp.
8/2/96 5.51  1,883,000  1,882,713
8/15/96 5.40  6,521,000  6,507,509
8/23/96 5.43  2,000,000  1,993,449
8/29/96 5.37  14,003,000  13,944,732
Ford Motor Credit Corp.
10/22/96 5.52  10,000,000  9,876,089
GTE Corp.
8/9/96 5.50  5,000,000  4,993,922
8/15/96 5.44  5,000,000  4,989,461
General Electric Capital Corp.
8/14/96 5.39  25,000,000  24,952,153
10/21/96 5.44  10,000,000  9,880,525
General Electric Capital Services
9/19/96 5.40  15,000,000  14,891,792
General Electric Corp.
8/9/96 5.37  10,000,000  9,988,111
8/13/96 5.38  3,000,000  2,994,650
General Motors Acceptance Corp.
8/19/96 5.41  5,000,000  4,986,550
8/19/96 5.43  5,000,000  4,986,600
8/20/96 5.50  19,000,000  18,945,449
11/26/96 5.68  4,000,000  3,928,110
12/4/96 5.70  3,000,000  2,942,344
Glaxo Wellcome PLC
8/22/96 5.36  3,000,000  2,990,743
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Goldman Sachs Group, L.P. (The)
8/19/96 5.40% $ 6,000,000 $ 5,983,980
8/20/96 5.40  7,000,000  6,980,419
8/21/96 5.40  3,000,000  2,991,167
Government of Canada
9/6/96 5.15  15,000,000  14,924,700
H.J. Heinz Co.
8/26/96 5.47  3,000,000  2,988,646
Household Finance Corp.
8/9/96 5.37  3,000,000  2,996,467
Lucent Technologies, Inc.
8/22/96 5.34  7,000,000  6,978,277
MCI Communications Corp.
8/23/96 5.35  10,000,000  9,967,489
8/26/96 5.37  15,000,000  14,944,271
Merrill Lynch & Co., Inc.
9/9/96 5.50  20,000,000  19,882,025
Morgan Stanley Group, Inc.
8/12/96 5.43  20,000,000  19,967,000
National Australia Funding, Inc.
8/6/96 5.44  3,000,000  2,997,750
9/3/96 5.13  9,000,000  8,958,750
1/27/97 5.78  5,000,000  4,860,405
National Rural Util. Coop. Fin. Corp.
8/5/96 5.43  1,060,000  1,059,364
8/8/96 5.44  3,200,000  3,196,640
Nationwide Building Society
9/6/96 5.50  2,000,000  1,989,120
New Center Asset Trust
8/5/96 5.40  3,000,000  2,998,223
8/12/96 5.43  10,000,000  9,983,653
8/19/96 5.41  4,000,000  3,989,300
11/26/96 5.64  10,000,000  9,820,925
12/2/96 5.63  3,000,000  2,943,625
New England Power Company
8/1/96 5.45  5,900,000  5,900,000
8/2/96 5.45  6,400,000  6,399,036
PHH Corp. (a)
8/21/96 5.45   3,000,000  2,999,936
Preferred Receivables Funding Corp.
8/20/96 5.34  15,000,000  14,957,883
8/22/96 5.34  3,850,000  3,838,052
8/26/96 5.37  18,725,000  18,655,431
Sears Roebuck Acceptance Corp.
8/13/96 5.44  4,000,000  3,992,807
8/14/96 5.44  3,000,000  2,994,155
10/7/96 5.51  3,000,000  2,969,571

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Sherwood Medical Company
8/19/96 5.45% $ 3,000,000 $ 2,991,900
8/20/96 5.41  3,000,000  2,991,529
Textron, Inc.
8/5/96 5.58  1,000,000  999,383
8/15/96 5.55  3,000,000  2,993,560
8/26/96 5.54  1,000,000  996,167
Travelers/AETNA Property & Casualty Corp.
8/15/96 5.39  2,000,000  1,995,823
Unifunding, Inc.
9/3/96 5.44  4,000,000  3,980,328
WCP Funding, Inc.
8/19/96 5.40  3,000,000  2,991,945
Westpac Capital Corp.
8/5/96 5.06  15,000,000  14,991,783
10/9/96 5.50  15,000,000  14,846,188
TOTAL COMMERCIAL PAPER   692,044,408
FEDERAL AGENCIES - 0.8%
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 0.8%
2/3/97 5.62  10,000,000  9,717,900
BANK NOTES - 3.2%
Bank of America National Trust & Savings Assoc. (a)
8/1/96 5.46   5,000,000  4,999,738
Comerica Bank-Detroit (a)
9/1/96 5.45   5,000,000  4,999,668
First National Bank of Chicago
9/5/96 5.41  15,000,000  15,000,000
First Union National Bank of North Carolina
8/20/96 5.37  10,000,000  10,000,000
Key Bank of New York (a)
8/1/96 5.42  6,000,000  5,995,938
TOTAL BANK NOTES   40,995,344
MASTER NOTES (A) - 3.0%
Goldman Sachs Group, L.P. (The)
8/14/96 5.50  13,000,000  13,000,000
J.P. Morgan Securities
8/7/96 5.52  10,000,000  10,000,000
Norwest Corp.
8/1/96 5.45  8,000,000  8,000,000
8/1/96 5.47  7,000,000  7,000,000
TOTAL MASTER NOTES   38,000,000
MEDIUM-TERM NOTES - 3.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Abbey National, Treasury Services (a)(b)
9/9/96 5.57% $ 10,000,000 $ 10,000,000
General Electric Capital Corp. (a)
8/23/96 5.43   5,000,000  5,000,121
General Motors Acceptance Corp. (a)
8/1/96 5.48  6,000,000  6,000,000
10/23/96 5.67   3,000,000  3,003,324
2/13/97 5.44   3,000,000  2,999,901
NationsBank Corp.
8/15/96 5.50  10,000,000  9,996,506
Norwest Corp. (a)
9/10/96 5.61   7,000,000  7,000,000
TOTAL MEDIUM-TERM NOTES   43,999,852
SHORT-TERM NOTES (A)(B) - 1.0%
SMM Trust (1995-B)
8/2/96 5.55  3,000,000  3,000,000
SMM Trust (1996-I)
8/29/96 5.49  10,000,000  10,000,000
TOTAL SHORT-TERM NOTES   13,000,000
TIME DEPOSITS - 3.0%
Bank of Tokyo - Mitsubishi Ltd.
8/12/96 5.53  8,000,000  8,000,000
Canadian Imperial Bank of Commerce
8/1/96 5.75  30,000,000  30,000,000
TOTAL TIME DEPOSITS   38,000,000
REPURCHASE AGREEMENTS - 0.4%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 7/31/96 due 8/1/96:
  At 5.66%  $ 4,594,722  4,594,000
TOTAL INVESTMENTS - 100%  $ 1,262,088,955
Total Cost for Income Tax Purposes  $ 1,262,088,955
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,000,000 or 1.9% of net assets.
INCOME TAX INFORMATION
At July 31, 1996, the fund had a capital loss carryforward of approximately $79,000 which will expire on July 31, 2002.
A total of 0.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
CAPITAL RESERVES: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1996

3.ASSETS                                                                                  4.             5.

6.Investment in securities, at value (including repurchase agreements of $4,594,000) -    7.             $ 1,262,088,955
See accompanying schedule

8.Cash                                                                                    9.              5,391,917


10.Interest receivable                                                                    11.             3,959,748

12. 13.TOTAL ASSETS                                                                       14.             1,271,440,620

15.LIABILITIES                                                                            16.            17.

18.Payable for investments purchased                                                      $ 39,644,324   19.

20.Distributions payable                                                                   161,741       21.

22.Accrued management fee                                                                  331,620       23.

24.Other payables and accrued expenses                                                     755,580       25.

26. 27.TOTAL LIABILITIES                                                                  28.             40,893,265

29.30.NET ASSETS                                                                          31.            $ 1,230,547,355

32.Net Assets consist of:                                                                 33.            34.

35.Paid in capital                                                                        36.            $ 1,230,613,719

37.Accumulated net realized gain (loss) on investments                                    38.             (66,364)

39.40.NET ASSETS, for 1,230,613,719 shares outstanding                                    41.            $ 1,230,547,355

42.43.NET ASSET VALUE, offering price and redemption price per share                      44.             $1.00
($1,230,547,355 (divided by) 1,230,613,719 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996

45.46.INTEREST INCOME                                         47.            $ 62,385,363

48.EXPENSES                                                   49.            50.

51.Management fee                                             $ 5,493,305    52.

53.Transfer agent fees                                         2,893,114     54.

55.Distribution fees                                           3,849,391     56.

57.Accounting fees and expenses                                132,892       58.

59.Non-interested trustees' compensation                       4,948         60.

61.Custodian fees and expenses                                 45,436        62.

63.Registration fees                                           317,278       64.

65.Audit                                                       29,401        66.


67.Legal                                                       7,619         68.


69.Miscellaneous                                               5,455         70.

71. Total expenses before reductions                           12,778,839    72.

73. Expense reductions                                         (1,902,579)    10,876,260

74.75.NET INTEREST INCOME                                     76.             51,509,103

77.78.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 79.             52,325


80.81.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    82.            $ 51,561,428


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED         YEAR ENDED
                                                                                      JULY 31,           JULY 31,
                                                                                      1996               1995

83.INCREASE (DECREASE) IN NET ASSETS

84.Operations                                                                         $ 51,509,103       $ 36,614,114
Net interest income

85. Net realized gain (loss)                                                           52,325             25,923

86. 87.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 51,561,428         36,640,037

88.Distributions to shareholders from net interest income                              (51,509,103)       (36,614,114)

89.Share transactions at net asset value of $1.00 per share                            6,814,075,501      4,573,488,050
Proceeds from sales of shares

90. Reinvestment of distributions from net interest income                             49,162,495         33,809,364

91. Cost of shares redeemed                                                            (6,608,717,752)    (4,311,497,330)

92.93.                                                                                 254,520,244        295,800,084
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

94.  95.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        254,572,569        295,826,007

96.NET ASSETS                                                                         97.                98.

99. Beginning of period                                                                975,974,786        680,148,779

100. End of period                                                                    $ 1,230,547,355    $ 975,974,786


FINANCIAL HIGHLIGHTS

101.                                                      YEARS ENDED JULY 31,

102.                                                      1996                   1995        1994        1993        1992

103.SELECTED PER-SHARE DATA

104.Net asset value, beginning of period                  $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000

105.Income from Investment Operations                      .047                   .048        .027        .025        .041
Net interest income

106.Less Distributions                                     (.047)                 (.048)      (.027)      (.025)      (.041)
From net interest income

107.Net asset value, end of period                        $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000

108.TOTAL RETURN A                                         4.80%                  4.86%       2.72%       2.57%       4.13%

109.RATIOS AND SUPPLEMENTAL DATA

110.Net assets, end of period (000 omitted)               $ 1,230,547            $ 975,975   $ 680,149   $ 601,498   $ 354,189

111.Ratio of expenses to average net assets                .99%                   .99%        .98%        .95%        .82%
                                                          B                      B           B           B           B

112.Ratio of net interest income to average net assets     4.69%                  4.80%       2.70%       2.52%       3.81%


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO

INVESTMENTS JULY 31, 1996
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 20.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 16.5%
10/10/96 5.20% $ 30,000,000 $ 29,704,250
11/14/96 5.28  3,000,000  2,955,017
   32,659,267
U.S. TREASURY NOTES - 3.5%
9/30/96 4.87  1,000,000  1,002,257
10/15/96 5.25  2,000,000  2,010,524
10/15/96 5.27  2,000,000  2,010,455
10/31/96 5.12  2,000,000  2,007,145
   7,030,381
TOTAL U.S. TREASURY OBLIGATIONS   39,689,648
REPURCHASE AGREEMENTS - 80.0%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 7/31/96 due 8/1/96
 (Notes 2 and 3)
  At 5.66%  $ 151,023,748 $ 151,000,000
  At 5.66%   7,618,198  7,617,000
TOTAL REPURCHASE AGREEMENTS         158,617,000
TOTAL INVESTMENTS - 100% $ 198,306,648
Total Cost for Income Tax Purposes  $ 198,306,648
INCOME TAX INFORMATION
At July 31, 1996, the fund had a capital loss carryforward of approximately $53,000 of which $3,000, $35,000 and $15,000 will expire on July 31, 2001,
2002, and 2003, respectively.
A total of 20.7% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1996

113.ASSETS                                                                                    114.       115.

116.Investment in securities, at value (including repurchase agreements of $158,617,000) -    117.       $ 198,306,648
See accompanying schedule

118.Cash                                                                                      119.        2,237,810


120.Interest receivable                                                                       121.        175,965

122. 123.TOTAL ASSETS                                                                         124.        200,720,423

125.LIABILITIES                                                                               126.       127.

128.Distributions payable                                                                     $ 30,912   129.

130.Accrued management fee                                                                     62,333    131.

132.Other payables and accrued expenses                                                        123,527   133.

134. 135.TOTAL LIABILITIES                                                                    136.        216,772

137.138.NET ASSETS                                                                            139.       $ 200,503,651

140.Net Assets consist of:                                                                    141.       142.

143.Paid in capital                                                                           144.       $ 200,554,996

145.Accumulated net realized gain (loss) on investments                                       146.        (51,345)

147.148.NET ASSETS, for 200,554,996 shares outstanding                                        149.       $ 200,503,651

150.151.NET ASSET VALUE, offering price and redemption price per share                        152.        $1.00
($200,503,651 (divided by) 200,554,996 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996

153.154.INTEREST INCOME                                         155.          $ 11,593,291

156.EXPENSES                                                    157.          158.

159.Management fee                                              $ 1,034,073   160.

161.Transfer agent fees                                          440,751      162.

163.Distribution fees                                            724,703      164.

165.Accounting fees and expenses                                 38,918       166.

167.Non-interested trustees' compensation                        990          168.

169.Custodian fees and expenses                                  12,180       170.

171.Registration fees                                            174,300      172.

173.Audit                                                        25,080       174.


175.Legal                                                        1,670        176.


177.Miscellaneous                                                1,734        178.

179. Total expenses before reductions                            2,454,399    180.

181. Expense reductions                                          (407,019)     2,047,380

182.183.NET INTEREST INCOME                                     184.           9,545,911

185.186.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 187.           2,207


188.189.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    190.          $ 9,548,118


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED         YEAR ENDED
                                                                                      JULY 31,           JULY 31,
                                                                                      1996               1995

191.INCREASE (DECREASE) IN NET ASSETS

192.Operations                                                                        $ 9,545,911        $ 11,419,205
Net interest income

193. Net realized gain (loss)                                                          2,207              (15,092)

194.                                                                                   9,548,118          11,404,113
195.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

196.Distributions to shareholders from net interest income                             (9,545,911)        (11,419,205)

197.Share transactions at net asset value of $1.00 per share                           1,626,194,942      2,024,521,368
Proceeds from sales of shares

198. Reinvestment of distributions from net interest income                            8,864,200          9,304,614

199. Cost of shares redeemed                                                           (1,636,522,705)    (2,138,106,584)

200.201.                                                                               (1,463,563)        (104,280,602)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

202.                                                                                   (1,461,356)        (104,295,694)
203.TOTAL INCREASE (DECREASE) IN NET ASSETS

204.NET ASSETS                                                                        205.               206.

207. Beginning of period                                                               201,965,007        306,260,701

208. End of period                                                                    $ 200,503,651      $ 201,965,007


FINANCIAL HIGHLIGHTS

209.                                                      YEARS ENDED JULY 31,

210.                                                      1996                   1995        1994        1993        1992

211.SELECTED PER-SHARE DATA

212.Net asset value, beginning of period                  $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000

213.Income from Investment Operations                      .046                   .045        .025        .024        .041
Net interest income

214.Less Distributions                                     (.046)                 (.045)      (.025)      (.024)      (.041)
From net interest income

215.Net asset value, end of period                        $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000

216.TOTAL RETURN A                                         4.70%                  4.64%       2.52%       2.40%       4.15%

217.RATIOS AND SUPPLEMENTAL DATA

218.Net assets, end of period (000 omitted)               $ 200,504              $ 201,965   $ 306,261   $ 264,483   $ 308,542

219.Ratio of expenses to average net assets                .99%                   .99%        .98%        .95%        .65%
                                                          B                      B           B           B           B

220.Ratio of net interest income to average net assets     4.62%                  4.41%       2.50%       2.39%       3.82%


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENTS JULY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ALABAMA - 2.9%
Phenix City Envir. Impt. Rev. Bonds (Mead Coated Board Proj.) Series 1988,
3.60%,
tender 10/9/96, LOC ABN-AMRO Bank (b)  $ 1,700,000 $ 1,700,000
Phenix City Ind. Dev. Envir. Impt. Rev. (Mead Coated Board Proj.) Series 1996, 3.70%,
LOC Bayerische Vereinsbank AG, VRDN (b)   400,000  400,000
Roanoke Ind. Dev. Rev. (Wehadkee/Rock Mills Proj.) Series 1992, 3.80%,
LOC SunTrust Bank, VRDN (b)   1,100,000  1,100,000
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.) Series 1990, 3.80%,
LOC SunTrust Bank, VRDN (b)   625,000  625,000
   3,825,000
ARIZONA - 4.1%
Arizona Ed. Loan Mktg. Corp. Series 1991 A, 3.70%,
LOC Dresdner Bank, A.G., Germany, VRDN (b)   900,000  900,000
Pima County School Dist. #1 Participating VRDN, Series 1996 D, 3.85% (FGIC Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) (c)   1,000,000  1,000,000
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens Util. Co.)
Series 1993, 3.80%, tender 8/7/96 (b)   3,500,000  3,500,000
   5,400,000
ARKANSAS - 3.1%
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.), 3.65%,
LOC SunTrust Bank, VRDN (b)   4,100,000  4,100,000
CALIFORNIA - 3.1%
California Higher Ed. Student Loan Auth. Rev. Series 1992 E-1, 3.65%,
LOC SLMA, VRDN (b)   1,000,000  1,000,000
Los Angeles Commty. College Dist. TRAN Series 1996-97, 4.50% 7/1/97 1,000,000 1,004,392
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97   1,000,000
1,005,709
Ventura County TRAN Series 1996, 4.75% 7/2/97   1,000,000  1,006,502
   4,016,603
COLORADO - 1.4%
Fort Collins Ind. Dev. Rev. (Phelps -Tointon Millwork Proj.) Series 1993,
3.75%,
LOC Bank One, Milwaukee, VRDN (b)   1,400,000  1,400,000
Wheat Ridge Ind. Dev. Rev. (Adolph Coors Co. Proj.) Series 1993, 3.75%,
LOC Wachovia Bank of Georgia, VRDN (b)   400,000  400,000
   1,800,000
DELAWARE - 3.8%
Delaware Economic Dev. Auth. (Delmarva Pwr. & Light Proj.)
Series 1994, 3.75%, VRDN (b)   4,900,000  4,900,000
FLORIDA - 4.6%
Broward County Ind. Dev. Auth. Rev. Rfdg. (Goldline Lab., Inc. Proj.) Series 1989 B, 3.70%,
LOC Barnett Bank, VRDN (b)   146,000  146,000
Dade County Hsg. Fin. Corp. Participating VRDN,
Series 1991 A, 3.95% (Liquidity Facility Bank One) (b) (c)   815,000
815,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Dade County Multi-Family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993,
3.90%
(Commonwealth Life Insurance Co. Guaranteed) VRDN (b)  $ 1,475,000 $
1,475,000
Greater Orlando Aviation Auth. Arpt. Facs. Series B, 3.60% 8/22/96
(Liquidity Facility Morgan Guaranty Trust Co.) CP (b)   2,800,000
2,800,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. of Fl. Proj.)
Series 1992, 3.80%, LOC Morgan Guaranty Trust Co., VRDN (b)   800,000
800,000
   6,036,000
GEORGIA - 1.2%
Atlanta Arpt. Facs. Bonds Series 1996, 5% 1/1/97 (AMBAC Insured)   720,000
723,653
Floyd Co. Dev. Auth. Ind. Dev. Rev. (Marglen Ind. Inc. Proj.) 3.80%,
LOC SunTrust Bank, VRDN (b)   700,000  700,000
Pierce County Ind. Dev. & Bldg. Auth. Rev. (American Egg Prods. Inc. Proj.)

Series 1989, 3.80%, LOC SunTrust Bank, VRDN (b)   160,000  160,000
   1,583,653
IDAHO - 1.9%
Idaho TAN Series 1996, 4.50% 6/30/97   2,500,000  2,513,164
ILLINOIS - 1.8%
Chicago School Reform Board of Trustees Participating VRDN, Series 96-BB,
3.72%
(BPA Bank of America) (c)   1,000,000  1,000,000
Chicago Wtr. Rev. Bonds Series 1995, 3.60% 11/1/96 (FGIC Insured)   500,000
500,000
Illinois Dev. Fin. Auth. Rev. (Kindlon Partners Proj.) 3.85%,
LOC LaSalle Nat'l. Bank, VRDN (b)   900,000  900,000
   2,400,000
INDIANA - 0.4%
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series D-2, 3.95%,
tender 11/1/96 (b)   500,000  500,000
KANSAS - 2.1%
Wichita Gen Oblig. BAN Series B, 4.15% 11/21/96   2,750,000  2,752,019
KENTUCKY - 1.0%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.) 3.85%, LOC NationsBank,
VRDN (b)   800,000  800,000
Pulasky County Eastern Kentucky Pwr. Coop. Fin. Corp. Bonds (Nat'l. Rural Util. Coop. Fin. Corp.)
Series 1993 B, 3.20%, tender 8/15/96 (b)   500,000  500,000
   1,300,000
LOUISIANA - 0.4%
Lake Charles Harbor and Terminal Dist. Port Impt. Rev., 3.70%,
LOC Nat'l. Westminster Bank, VRDN (b)   500,000  500,000
MARYLAND - 0.5%
Baltimore Econ. Dev. Rev. (Rock-Tenn Converting Co.) Series 1987, 3.80%,
LOC SunTrust Bank, VRDN (b)   655,000  655,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
MICHIGAN - 3.8%
Detroit School Dist. RAN 4.50% 5/1/97  $ 1,000,000 $ 1,003,984
Michigan Higher Ed. Student Loan Auth. Rev., Series XII-D, 3.65%
(AMBAC Insured) (BPA Kredietbank, NV) VRDN (b)   2,000,000  2,000,000
Michigan Hsg. Dev. Auth. Bonds Series PT-58, 3.70%, tender 8/15/96
(Liquidity Facility Credit Suisse) (b) (c) (d)   980,000  980,000
Michigan Muni. Bond Auth. RAN Series 1996 A, 4.50% 7/3/97   1,000,000
1,005,312
   4,989,296
MINNESOTA - 0.8%
Minneapolis/St. Paul Hsg. & Redev. Auth. Participating VRDN,
Series 1996 E, 3.85% (FSA Insured)
(Liquidity Facility Norwest Bank, Minnesota) (c)   1,000,000  1,000,000
MISSOURI - 1.1%
Missouri Hsg. Dev. Mtg. Rev. Bonds (Single Family Homeownership Loan)
Series D, 4.20%, tender 11/1/96 (FGIC Insured) (b)   440,000  440,000
St. Louis TRAN 4.75% 6/30/97   1,000,000  1,007,456
   1,447,456
NEVADA - 7.0%
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) Series 1995 A, 3.80%,
LOC Barclays Bank, VRDN (b)   3,250,000  3,250,000
Clark County Poll. Cont. Rev. Bonds (So. California Edison Co.) Series 1987
A (b):
  3.70%, tender 8/15/96   1,500,000  1,500,000
  3.60%, tender 9/11/96   2,000,000  2,000,000
Clark County School Dist. Participating VRDN, Series BT-192, 3.80%
(Liquidity Facility Bankers Trust Co.) (c)   1,000,000  1,000,000
Washoe County Gas Fac. Rev. (Sierra Pacific Pwr. Co.) Series 1990, 3.80%,
LOC Union Bank of Switzerland, VRDN (b)   1,400,000  1,400,000
   9,150,000
NEW MEXICO - 0.8%
New Mexico Mtg. Fin. Auth. Single Family Mtg. Rev. Bonds Series 1996 A,
3.25%,
tender 12/31/96, LOC Westdeutsche Landesbank (b)   1,000,000  1,000,000
NEW YORK - 1.1%
Hempstead BAN 3.50% 2/28/97   1,461,000  1,462,790
NORTH CAROLINA - 0.6%
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l. Maintenance Corp.
Proj.)
Series 1989, 3.75%, LOC Mellon Bank, VRDN (b)   800,000  800,000
OHIO - 3.0%
Ohio Air Dev. Auth. Air Quality Dev. Rev. Series 1994-A, 3.55%,
LOC Societe Generale, VRDN (b)   2,900,000  2,900,000
Ohio Hsg. Fin. Agcy. Single Family Mtg. Participating VRDN, Series 96-6,
3.85%
(Liquidity Facility Bank of New York) (b) (c)   1,000,000  1,000,000
   3,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
OKLAHOMA - 2.5%
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.80%, LOC SunTrust Bank (b) $ 3,300,000 $ 3,300,000
PENNSYLVANIA - 6.5%
Bucks County Ind. Dev. Auth. Ind. Dev. Rev., VRDN (b):
 (Associates Proj.) Series 1993, 4.05%, LOC Meridian Bank NA   1,360,000
1,360,000
 (Double H Plastics Inc. Proj.) Series 1993, 4.05%, LOC Meridian Bank NA 2,445,000 2,445,000
Carbon County Ind. Dev. Auth. Resource Recovery Bonds (Panther Creek Partners Proj.)
Series B, 3.35%, tender 8/9/96, LOC Nat'l. Westminster Bank (b)   1,060,000
1,060,000
Northumberland County Ind. Dev. Auth. Rev. (Foster Wheeler Mt. Carmel Inc.)

Series 1987 B, 3.75%, LOC Union Bank of Switzerland, VRDN (b)   200,000
200,000
Pennsylvania Econ. Dev. Fin. Auth. Ind. Dev. Rev., VRDN (b):
 (ASK Foods, Inc.) Series A-1, 3.75%, LOC PNC Bank   435,000  435,000
 (Dodge-Regupol, Inc. Proj.) Series D-4, 3.75%, LOC PNC Bank   1,700,000
1,700,000
 (Port Erie Plastics Proj.) Series 1989 D-9, 3.75%, LOC PNC Bank   55,000
55,000
Pennsylvania Higher Ed. Assistance Agcy. Rev. (Student Loan) Series 1988 A,
3.65%,
LOC SLMA, VRDN (b)   1,200,000  1,200,000
   8,455,000
RHODE ISLAND - 1.6%
Rhode Island Hsg. & Mtg. Fin. Corp. Hsg. Rev. Bonds
Series 19-D, 3.55%, tender 1/30/97 (b)   600,000  600,000
Rhode Island Ind. Fac. Corp. Ind. Dev. Rev. (NFA Corp. Proj.) 3.90%,
LOC First Nat'l. Bank of Boston (b)   1,500,000  1,500,000
   2,100,000
SOUTH CAROLINA - 1.9%
South Carolina Econ. Dev. Rev. , VRDN (b):
 (Paxar Corp. Proj.) Series 1996, 3.75%, LOC Wachovia Bank of Georgia 2,000,000 2,000,000
 (Wellman Inc. Proj.) Series 92, 3.80%, LOC Wachovia Bank of Georgia 500,000 500,000
   2,500,000
SOUTH DAKOTA - 1.5%
South Dakota Hsg. Dev. Auth. Hsg. Rev. Bonds (Homeownership Mtg.)
Series E, 4.05%, tender 10/24/96   1,000,000  1,000,000
South Dakota Hsg. Dev. Auth. Participating VRDN, Series PA-119, 3.75%
(Liquidity Facility Merrill Lynch & Co.) (b) (c)   1,000,000  1,000,000
   2,000,000
TENNESSEE - 5.5%
Cookeville Ind. Dev. Board Ind. Dev. Rev. (Delbar Products Inc. Proj.)
3.75%,
LOC PNC Bank, VRDN (b)   900,000  900,000
Morristown Ind. Dev. Rev. (Lakeway Container Inc. Proj.) Series 1993,
3.85%,
LOC First Tennessee Bank, NA, VRDN (b)   2,100,000  2,100,000
Tennessee Hsg. Dev. Agcy. Bonds (Homeownership Prog.) Series 1996-1C,
3.25%,
tender 2/6/97 (b)   2,465,000  2,465,089
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
TENNESSEE - CONTINUED
Tennessee Hsg. Dev. Agcy. Participating VRDN, Series PT-59B, 3.75% (Liquidity Facility Credit Suisse) (b) (c) $ 1,000,000 $ 1,000,000
Trenton Ind. Dev. Rev. (Dyersburg Fabrics Inc.) Series 1990, 3.80%,
LOC SunTrust Bank, VRDN (b)   685,000  685,000
   7,150,089
TEXAS - 13.7%
Brazos River Auth. Poll. Cont. Rev. Rfdg. (Texas Util. Elec. Co. Proj.)
(b):
Bonds Series A, 3.70%, tender 10/10/96, LOC Canadian Imperial Bank of
Commerce    1,500,000  1,500,000
 Series 1996 A, 3.80% (AMBAC Insured) (BPA Bank of New York, NA) VRDN 400,000 400,000
Brazos River Harbor Navigation Dist. of Brazoria County Bonds (Dow Chemical
Proj.)
Series 1988, 3.65%, tender 9/12/96 (b)   1,000,000  1,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co.) Series 1993,
3.80%, VRDN (b)   400,000  400,000
Harris County Hsg. Fin. Corp. (Cypress Ridge Apt. Proj.) Series 1996,
3.75%,
LOC Bank One, Arizona, VRDN (b)   2,000,000  2,000,000
Harris County Ind. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987,
3.75%, VRDN (b)   100,000  100,000
Mineral Wells Ind. Dev. Rev. (Ameron Inter. Corp.) 3.75%,
LOC Commerzbank Germany, VRDN (b)   1,000,000  1,000,000
North Texas Higher Ed. Student Loan Rev., VRDN (b):
 Series 1991 C, 3.65% (AMBAC Insured) (BPA SLMA)   1,000,000  1,000,000
 Series 1993 A, 3.65%, LOC SLMA   1,300,000  1,300,000
Panhandle Plains Higher Ed. Auth. Student Loan Rev., Series 1992 A, 3.65%,
LOC SLMA, VRDN (b)   1,700,000  1,700,000
San Antonio Hsg. Fin. Auth. Rev. (Braesview Apts. Proj.) 3.70%,
LOC Swiss Bank Corp., VRDN (b)   3,200,000  3,200,000
Texas College Student Loan Bonds Series 1992, 8.375% 8/1/96 (b)   890,000
890,000
Texas Gen. Oblig. TRAN Series 1995 A, 4.75% 8/30/96   2,400,000  2,401,321
Texas Wtr. Dev. Bonds Series A, 6.90% 8/1/96   1,025,000  1,025,000
   17,916,321
UTAH - 0.8%
Utah Hsg. Fin. Agcy. Participating VRDN, Series PT-84B, 3.75%
(Liquidity Facility Rabobank Nederland, NV) (b) (c)   1,000,000  1,000,000
VIRGINIA - 5.6%
Frederick County Ind. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.)
Series 1996, 3.80%, LOC NationsBank, VRDN (b)   1,000,000  1,000,000
Mecklenburg County Ind. Auth. (American Bldgs. Co. Proj.) 3.85%,
LOC LaSalle Nat'l. Bank, VRDN (b)   1,530,000  1,530,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series 1996 B:
 3.65%, tender 8/29/96   1,100,000  1,100,000
 3.70%, tender 10/24/96   1,100,000  1,100,000
 3.75%, tender 12/5/96   1,100,000  1,100,000
Virginia Hsg. Dev. Auth. Participating VRDN Series PA-80B, 3.75%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b) (c)   1,480,000
1,480,000
   7,310,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
WASHINGTON - 2.8%
Algona Econ. Dev. Corp. Ind. Rev. (Aitchison Family Partnership) Series 1992, 3.80%,
LOC Wells Fargo Bank, VRDN (b)  $ 2,680,000 $ 2,680,000
Port of Grays Harbor Solid Waste Fac. Rev. (Pacific Veneer, Weyerhaeuser
Co.)
Series 1993, 3.75%, VRDN (b)   1,000,000  1,000,000
   3,680,000
WEST VIRGINIA - 1.2%
Wood County Ind. Dev. Rev. (AGA Gas Inc. Proj.) Series 1988, 3.60%,
LOC Svenska Handelsbanken, VRDN (b)   1,500,000  1,500,000
WISCONSIN - 4.1%
Appleton Ind. Dev. Rev. (Pensar Corp. Proj.) Series 1993, 3.75%,
LOC Bank One, Milwaukee, VRDN (b)   960,000  960,000
City of Eau Claire Solid Waste Disp. Rev. (Pope & Talbot Proj.) Series 1994, 3.75%,
LOC Wachovia Bank of Georgia, VRDN (b)   2,000,000  2,000,000
Racine Ind. Dev. Rev. (Burlington Graphic Sys.) Series 1994, 3.75%,
LOC Bank One, Milwaukee, VRDN (b)   1,720,000  1,720,000
River Falls Ind. Dev. Rev. (Quadion Corp. Proj.) 3.75%, LOC First Bank NA,
MN, VRDN (b )   630,000  630,000
   5,310,000
MULTIPLE STATES - 1.8%
Clipper Participating VRDN, Series 1995-1, 3.77%
(Liquidity Facility State Street Bank & Trust) (b) (c)   2,133,783
2,133,783
Stephens Equity Trust #3 Participating VRDN, Series 1996, 3.83%,
LOC Bayerische Hypotheken (c)   298,975  298,975
   2,432,758
TOTAL INVESTMENTS - 100%  $ 130,685,149
Total Cost for Income Tax Purposes  $ 130,685,149
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Michigan Hsg. Dev. Auth.
Bonds Series PT-58, 3.70%,
tender 8/15/96 (Liquidity
Facility Credit Suisse)  6/12/96 $ 980,000
INCOME TAX INFORMATION
At July 31, 1996, the fund had a capital loss carryforward of approx-imately $25,000 of which $3,000, $2,000, $5,000 and $15,000 will expire on
July 31, 2000, 2001, 2002, and 2004, respectively.
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1996

5.ASSETS                                                                6.           7.

8.Investment in securities, at value - See accompanying schedule        9.           $ 130,685,149

10.Interest receivable                                                  11.           795,548

12. 13.TOTAL ASSETS                                                     14.           131,480,697

15.LIABILITIES                                                          16.          17.

18.Payable to custodian bank                                            $ 127,716    19.

20.Payable for investments purchased                                     1,005,414   21.

22.Share transactions in process                                         1,027,963   23.

24.Distributions payable                                                 12,491      25.

26.Accrued management fee                                                41,063      27.

28.Other payables and accrued expenses                                   91,624      29.

30. 31.TOTAL LIABILITIES                                                32.           2,306,271

33.34.NET ASSETS                                                        35.          $ 129,174,426

36.Net Assets consist of:                                               37.          38.

39.Paid in capital                                                      40.          $ 129,198,990

41.Accumulated net realized gain (loss) on investments                  42.           (24,564)

43.44.NET ASSETS, for 129,198,990 shares outstanding                    45.          $ 129,174,426

46.47.NET ASSET VALUE, offering price and redemption price per share    48.           $1.00
($129,174,426 (divided by) 129,198,990 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996

49.50.INTEREST INCOME                                            51.          $ 4,978,268

52.EXPENSES                                                      53.          54.

55.Management fee                                                $ 658,114    56.

57.Transfer agent, accounting and custodian fees and expenses     329,903     58.

59.Distribution fees                                              460,679     60.

61.Non-interested trustees' compensation                          844         62.

63.Registration fees                                              103,256     64.

65.Audit                                                          24,792      66.


67.Miscellaneous                                                  157         68.

69. Total expenses before reductions                              1,577,745   70.

71. Expense reductions                                            (275,371)    1,302,374

72.73.NET INTEREST INCOME                                        74.           3,675,894

75.76.NET REALIZED GAIN (LOSS) ON INVESTMENTS                    77.           (14,544)


78.79.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       80.          $ 3,661,350


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED       YEAR ENDED
                                                                                      JULY 31,         JULY 31,
                                                                                      1996             1995

81.INCREASE (DECREASE) IN NET ASSETS

82.Operations                                                                         $ 3,675,894      $ 3,455,505
Net interest income

83. Net realized gain (loss)                                                           (14,544)         2,903

84. 85.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 3,661,350        3,458,408

86.Distributions to shareholders from net interest income                              (3,675,894)      (3,455,505)

87.Share transactions at net asset value of $1.00 per share                            802,017,521      442,429,728
Proceeds from sales of shares

88. Reinvestment of distributions from net interest income                             3,543,229        3,324,065

89. Cost of shares redeemed                                                            (800,191,110)    (438,434,489)

90.91.                                                                                 5,369,640        7,319,304
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

92.  93.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        5,355,096        7,322,207

94.NET ASSETS                                                                         95.              96.

97. Beginning of period                                                                123,819,330      116,497,123

98. End of period                                                                     $ 129,174,426    $ 123,819,330


FINANCIAL HIGHLIGHTS

99.                                                       YEARS ENDED JULY 31,

100.                                                      1996                   1995        1994        1993        1992

101.SELECTED PER-SHARE DATA

102.Net asset value, beginning of period                  $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000

103.Income from Investment Operations                      .028                   .029        .018        .019        .031
Net interest income

104.Less Distributions                                     (.028)                 (.029)      (.018)      (.019)      (.031)
From net interest income

105.Net asset value, end of period                        $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000

106.TOTAL RETURN A                                         2.83%                  2.94%       1.80%       1.96%       3.14%

107.RATIOS AND SUPPLEMENTAL DATA

108.Net assets, end of period (000 omitted)               $ 129,174              $ 123,819   $ 116,497   $ 116,274   $ 68,497

109.Ratio of expenses to average net assets                .99%                   .99%        .98%        .95%        .95%
                                                          B                      B           B           B           B

110.Ratio of net interest income to average net assets     2.79%                  2.89%       1.78%       1.92%       2.89%


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Capital Reserves: Money Market Portfolio, U.S. Government Portfolio and Municipal Money Market Portfolio (the funds) are funds of Daily Money Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the Municipal Money Market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The Money Market and Municipal Money Market funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $980,000 or .76% of net assets for the Municipal Money Market fund. The Money Market fund had no investments in restricted securities (excluding 144A issues).
3. JOINT TRADING ACCOUNT.
At the end of the period, the U.S. Government fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $151,023,748 at 5.66% and $7,618,198 at 5.66%. The investments in repurchase agreements through the joint trading account are summarized as follows:
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING
DATED JULY 31, 1996, DUE AUGUST 1, 1996 AT 5.66%
Number of dealers or banks 16
Maximum amount with one dealer or bank 23.1%
Aggregate principal amount of agreements $8,668,731,000
Aggregate maturity amount of agreements $8,670,094,316
Aggregate market value of transferred assets $8,853,791,961
Coupon rates of transferred assets 0.0% to 14.25%
Maturity dates of transferred assets 8/1/96 to 2/15/26
DATED JULY 31, 1996, DUE AUGUST 1, 1996 AT 5.66%
Number of dealers or banks 4
Maximum amount with one dealer or bank 41.8%
Aggregate principal amount of agreements $335,000,000
Aggregate maturity amount of agreements $335,052,678
Aggregate market value of transferred assets $341,997,578
Coupon rates of transferred assets 0.0% to 14%
Maturity dates of transferred assets 8/8/96 to 2/15/26

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, each fund is authorized to pay its distributor, National Financial Services Corporation (the Distributor), an affiliate of FMR, a monthly distribution fee at an annual rate of .35% of its average net assets. The Distributor may pay all or a portion of the fee to securities dealers or banks (Qualified Recipients) that have selling agreements with each fund. In addition, FMR may use its resources to pay Qualified Recipients who provide shareholder support or distribution services at a maximum annual rate of up to .25% of each fund's average net assets. Qualified Recipients, including the Distributor acting in the capacity of a Qualified Recipient, may at their discretion, retain any portion of their compensation and reallocate the balance to their correspondents. For the period, FMR made payments under the Plan in the amount of $2,746,533, $468,775 and $327,405 for the Money Market, U.S. Government and Municipal Money Market funds, respectively. Of the fees paid by the funds and FMR for the period, the Distributor has reallocated to third parties $5,460,890, $985,360 and $640,885 for the Money Market, U.S. Government and Municipal Money Market funds, respectively.
TRANSFER AGENT AND ACCOUNTING FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Money Market and U.S. Government funds. UMB Bank n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the Municipal Money Market fund. UMB has entered into a sub-contract with FIIOC to perform the activities
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED associated with the Municipal Money Market fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, FIIOC received transfer and shareholder servicing agent fees amounting to $277,621 for the Municipal Money Market fund.
For the period, the transfer agent fees were equivalent to an annual rate of .26%, .21% and .21% of average net assets for the Money Market , U.S. Government and Municipal Money Market funds, respectively.
Fidelity Service Co. (FSC), an affiliate of FMR, maintains the accounting records for the Money Market and U.S. Government funds. UMB also has a sub-contract with FSC to maintain the Municipal Money Market fund's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $39,758 for the Municipal Money Market fund.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .99% of average net assets. For the period, the reimbursement reduced expenses by $1,902,096, $406,934 and $274,564 for the Money Market, U.S. Government and Municipal Money Market funds, respectively.
In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $483 and $0 , $85 and $0 and $691 and $116 for the Money Market, U.S. Government and Municipal Money Market funds, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of Daily Money Fund:
 Capital Reserves: Money Market Portfolio
 Capital Reserves: U.S. Government Portfolio
 Capital Reserves: Municipal Money Market Portfolio
We have audited the accompanying statements of assets and liabilities of Daily Money Fund: Capital Reserves: Money Market Portfolio, Capital
Reserves: U.S. Government Portfolio and Capital Reserves: Municipal Money Market Portfolio, including the schedules of portfolio investments, as of July 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Daily Money Fund: Capital Reserves: Money Market Portfolio, Capital
Reserves: U.S. Government Portfolio and Capital Reserves: Municipal Money Market Portfolio as of July 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



 /s/COOPERS & LYBRAND L.L.P.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
August 30, 1996




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Leland C. Barron, VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT
TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
National Financial Services Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND
SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
UMB Bank, n.a. (MUNICIPAL MONEY MARKET PORTFOLIO)
Kansas City, MO
CUSTODIANS
The Bank of New York
New York, NY
UMB Bank, n.a. (MUNICIPAL MONEY MARKET PORTFOLIO)
Kansas City, MO